SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION (SCHEDULE OF REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 467,786
Initial Cost, Land	246,429
Initial Cost, Buildings and Improvements	1,451,993
Cost Capitalized Subsequent to Acquisition	59,904
Gross Amount Carried at Close of Period, Land	246,790
Gross Amount Carried at Close of Period, Buildings and Improvements	1,511,536
Gross Amount Carried at Close of Period, Total	1,758,326	$ 1,551,194	$ 915,521	$ 415,776
Accumulated Depreciation	84,594	$ 45,789	$ 18,521	$ 5,262
Cy Fair Surgical Center [Member] | Houston, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	762
Initial Cost, Buildings and Improvements	2,970
Cost Capitalized Subsequent to Acquisition	106
Gross Amount Carried at Close of Period, Land	762
Gross Amount Carried at Close of Period, Buildings and Improvements	3,076
Gross Amount Carried at Close of Period, Total	3,838
Accumulated Depreciation	448
Mercy Healthcare Facility [Member] | Cincinnati, OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	356
Initial Cost, Buildings and Improvements	3,167
Cost Capitalized Subsequent to Acquisition	40
Gross Amount Carried at Close of Period, Land	356
Gross Amount Carried at Close of Period, Buildings and Improvements	3,207
Gross Amount Carried at Close of Period, Total	3,563
Accumulated Depreciation	405
Winston-Salem, NC IMF [Member] | Winston-Salem, NC [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	684
Initial Cost, Buildings and Improvements	4,903
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	684
Gross Amount Carried at Close of Period, Buildings and Improvements	4,903
Gross Amount Carried at Close of Period, Total	5,587
Accumulated Depreciation	590
New England Sinai Medical Center [Member] | Stoughton, MA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	4,049
Initial Cost, Buildings and Improvements	19,991
Cost Capitalized Subsequent to Acquisition	1,870
Gross Amount Carried at Close of Period, Land	4,049
Gross Amount Carried at Close of Period, Buildings and Improvements	21,861
Gross Amount Carried at Close of Period, Total	25,910
Accumulated Depreciation	2,332
Baylor Surgical Hospital at Fort Worth [Member] | Fort Worth, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	8,297
Initial Cost, Buildings and Improvements	35,615
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	8,297
Gross Amount Carried at Close of Period, Buildings and Improvements	35,615
Gross Amount Carried at Close of Period, Total	43,912
Accumulated Depreciation	3,774
Baylor Surgical Hospital Integrated Medical Facility [Member] | Fort Worth, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	367
Initial Cost, Buildings and Improvements	1,587
Cost Capitalized Subsequent to Acquisition	164
Gross Amount Carried at Close of Period, Land	367
Gross Amount Carried at Close of Period, Buildings and Improvements	1,751
Gross Amount Carried at Close of Period, Total	2,118
Accumulated Depreciation	318
Winter Haven Healthcare Facility [Member] | Winter Haven, FL [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	0
Initial Cost, Buildings and Improvements	2,805
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Buildings and Improvements	2,805
Gross Amount Carried at Close of Period, Total	2,805
Accumulated Depreciation	308
Heartland Rehabilitation Hospital [Member] | Overland Park, KS [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,558
Initial Cost, Buildings and Improvements	20,549
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,558
Gross Amount Carried at Close of Period, Buildings and Improvements	20,549
Gross Amount Carried at Close of Period, Total	22,107
Accumulated Depreciation	2,093
Indianapolis Data Center [Member] | Indianapolis, IN [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	524
Initial Cost, Buildings and Improvements	6,422
Cost Capitalized Subsequent to Acquisition	37
Gross Amount Carried at Close of Period, Land	524
Gross Amount Carried at Close of Period, Buildings and Improvements	6,459
Gross Amount Carried at Close of Period, Total	6,983
Accumulated Depreciation	617
Clarion IMF [Member] | Clarion, PA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	462
Initial Cost, Buildings and Improvements	5,377
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	462
Gross Amount Carried at Close of Period, Buildings and Improvements	5,377
Gross Amount Carried at Close of Period, Total	5,839
Accumulated Depreciation	644
Post Acute Webster Rehabilitation Hospital [Member] | Webster, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,858
Initial Cost, Buildings and Improvements	20,140
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,858
Gross Amount Carried at Close of Period, Buildings and Improvements	20,140
Gross Amount Carried at Close of Period, Total	21,998
Accumulated Depreciation	1,870
Eagan Data Center [Member] | Eagan, MN [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	768
Initial Cost, Buildings and Improvements	5,037
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	768
Gross Amount Carried at Close of Period, Buildings and Improvements	5,037
Gross Amount Carried at Close of Period, Total	5,805
Accumulated Depreciation	550
Houston Surgical Hospital and LTACH [Member] | Houston, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	8,329
Initial Cost, Buildings and Improvements	36,297
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	8,329
Gross Amount Carried at Close of Period, Buildings and Improvements	36,297
Gross Amount Carried at Close of Period, Total	44,626
Accumulated Depreciation	3,598
KMO IMF - Cincinnati I [Member] | Cincinnati, OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,812
Initial Cost, Buildings and Improvements	24,382
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,812
Gross Amount Carried at Close of Period, Buildings and Improvements	24,382
Gross Amount Carried at Close of Period, Total	26,194
Accumulated Depreciation	2,473
KMO IMF - Cincinnati II [Member] | Cincinnati, OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	446
Initial Cost, Buildings and Improvements	10,239
Cost Capitalized Subsequent to Acquisition	4
Gross Amount Carried at Close of Period, Land	446
Gross Amount Carried at Close of Period, Buildings and Improvements	10,243
Gross Amount Carried at Close of Period, Total	10,689
Accumulated Depreciation	942
KMO IMF - Florence [Member] | Florence, KY [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	650
Initial Cost, Buildings and Improvements	9,919
Cost Capitalized Subsequent to Acquisition	1
Gross Amount Carried at Close of Period, Land	650
Gross Amount Carried at Close of Period, Buildings and Improvements	9,920
Gross Amount Carried at Close of Period, Total	10,570
Accumulated Depreciation	909
KMO IMF - Augusta [Member] | Augusta, ME [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	556
Initial Cost, Buildings and Improvements	14,401
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	556
Gross Amount Carried at Close of Period, Buildings and Improvements	14,401
Gross Amount Carried at Close of Period, Total	14,957
Accumulated Depreciation	1,409
KMO IMF - Oakland [Member] | Oakland, ME [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	229
Initial Cost, Buildings and Improvements	5,416
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	229
Gross Amount Carried at Close of Period, Buildings and Improvements	5,416
Gross Amount Carried at Close of Period, Total	5,645
Accumulated Depreciation	573
Reading Surgical Hospital [Member] | Wyomissing, PA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,504
Initial Cost, Buildings and Improvements	20,193
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,504
Gross Amount Carried at Close of Period, Buildings and Improvements	20,193
Gross Amount Carried at Close of Period, Total	21,697
Accumulated Depreciation	1,887
Post Acute Warm Springs Specialty Hospital of Luling [Member] | Luling, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	824
Initial Cost, Buildings and Improvements	7,530
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	824
Gross Amount Carried at Close of Period, Buildings and Improvements	7,530
Gross Amount Carried at Close of Period, Total	8,354
Accumulated Depreciation	700
Minnetonka Data Center [Member] | Minnetonka, MN [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	2,085
Initial Cost, Buildings and Improvements	15,099
Cost Capitalized Subsequent to Acquisition	205
Gross Amount Carried at Close of Period, Land	2,085
Gross Amount Carried at Close of Period, Buildings and Improvements	15,304
Gross Amount Carried at Close of Period, Total	17,389
Accumulated Depreciation	1,807
Nebraska Healthcare Facility [Member] | Omaha, NE [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,259
Initial Cost, Buildings and Improvements	9,796
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,259
Gross Amount Carried at Close of Period, Buildings and Improvements	9,796
Gross Amount Carried at Close of Period, Total	11,055
Accumulated Depreciation	826
Heritage Park - Sherman I [Member] | Sherman, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,679
Initial Cost, Buildings and Improvements	23,926
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,679
Gross Amount Carried at Close of Period, Buildings and Improvements	23,926
Gross Amount Carried at Close of Period, Total	25,605
Accumulated Depreciation	1,943
Heritage Park - Sherman II [Member] | Sherman, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	214
Initial Cost, Buildings and Improvements	3,209
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	214
Gross Amount Carried at Close of Period, Buildings and Improvements	3,209
Gross Amount Carried at Close of Period, Total	3,423
Accumulated Depreciation	263
Baylor Surgery Center at Fort Worth [Member] | Fort Worth, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	3,120
Initial Cost, Buildings and Improvements	9,312
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	3,120
Gross Amount Carried at Close of Period, Buildings and Improvements	9,312
Gross Amount Carried at Close of Period, Total	12,432
Accumulated Depreciation	745
HPI - Oklahoma City I [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,500
Initial Cost, Land	4,626
Initial Cost, Buildings and Improvements	30,509
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	4,626
Gross Amount Carried at Close of Period, Buildings and Improvements	30,509
Gross Amount Carried at Close of Period, Total	35,135
Accumulated Depreciation	2,520
HPI - Oklahoma City II [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	991
Initial Cost, Buildings and Improvements	8,366
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	991
Gross Amount Carried at Close of Period, Buildings and Improvements	8,366
Gross Amount Carried at Close of Period, Total	9,357
Accumulated Depreciation	735
Waco Data Center [Member] | Waco, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	873
Initial Cost, Buildings and Improvements	8,233
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	873
Gross Amount Carried at Close of Period, Buildings and Improvements	8,233
Gross Amount Carried at Close of Period, Total	9,106
Accumulated Depreciation	634
HPI - Edmond [Member] | Edmond, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	796
Initial Cost, Buildings and Improvements	3,199
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	796
Gross Amount Carried at Close of Period, Buildings and Improvements	3,199
Gross Amount Carried at Close of Period, Total	3,995
Accumulated Depreciation	278
HPI - Oklahoma City III [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	368
Initial Cost, Buildings and Improvements	2,344
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	368
Gross Amount Carried at Close of Period, Buildings and Improvements	2,344
Gross Amount Carried at Close of Period, Total	2,712
Accumulated Depreciation	204
HPI - Oklahoma City IV [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	452
Initial Cost, Buildings and Improvements	1,081
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	452
Gross Amount Carried at Close of Period, Buildings and Improvements	1,081
Gross Amount Carried at Close of Period, Total	1,533
Accumulated Depreciation	97
Alpharetta Data Center III [Member] | Alpharetta, GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	3,395
Initial Cost, Buildings and Improvements	11,081
Cost Capitalized Subsequent to Acquisition	25
Gross Amount Carried at Close of Period, Land	3,395
Gross Amount Carried at Close of Period, Buildings and Improvements	11,106
Gross Amount Carried at Close of Period, Total	14,501
Accumulated Depreciation	885
Flint Data Center [Member] | Flint, MI [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	111
Initial Cost, Buildings and Improvements	7,001
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	111
Gross Amount Carried at Close of Period, Buildings and Improvements	7,001
Gross Amount Carried at Close of Period, Total	7,112
Accumulated Depreciation	545
HPI - Newcastle [Member] | Newcastle, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	412
Initial Cost, Buildings and Improvements	1,173
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	412
Gross Amount Carried at Close of Period, Buildings and Improvements	1,173
Gross Amount Carried at Close of Period, Total	1,585
Accumulated Depreciation	102
HPI - Oklahoma City V [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	541
Initial Cost, Buildings and Improvements	12,445
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	541
Gross Amount Carried at Close of Period, Buildings and Improvements	12,445
Gross Amount Carried at Close of Period, Total	12,986
Accumulated Depreciation	1,055
Vibra Rehabilitation Hospital [Member] | Rancho Mirage, CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	2,724
Initial Cost, Buildings and Improvements	7,626
Cost Capitalized Subsequent to Acquisition	29,842
Gross Amount Carried at Close of Period, Land	2,726
Gross Amount Carried at Close of Period, Buildings and Improvements	37,466
Gross Amount Carried at Close of Period, Total	40,192
Accumulated Depreciation	351
HPI - Oklahoma City VI [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	896
Initial Cost, Buildings and Improvements	3,684
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	896
Gross Amount Carried at Close of Period, Buildings and Improvements	3,684
Gross Amount Carried at Close of Period, Total	4,580
Accumulated Depreciation	312
Tennessee Data Center [Member] | Franklin, TN [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	6,624
Initial Cost, Buildings and Improvements	10,971
Cost Capitalized Subsequent to Acquisition	135
Gross Amount Carried at Close of Period, Land	6,624
Gross Amount Carried at Close of Period, Buildings and Improvements	11,106
Gross Amount Carried at Close of Period, Total	17,730
Accumulated Depreciation	836
HPI - Oklahoma City VII [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,000
Initial Cost, Land	3,203
Initial Cost, Buildings and Improvements	32,380
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	3,203
Gross Amount Carried at Close of Period, Buildings and Improvements	32,380
Gross Amount Carried at Close of Period, Total	35,583
Accumulated Depreciation	2,160
Post Acute Las Vegas Rehabilitation Hospital [Member] | Las Vegas, NV [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	2,614
Initial Cost, Buildings and Improvements	639
Cost Capitalized Subsequent to Acquisition	22,089
Gross Amount Carried at Close of Period, Land	2,895
Gross Amount Carried at Close of Period, Buildings and Improvements	22,447
Gross Amount Carried at Close of Period, Total	25,342
Accumulated Depreciation	617
Somerset Data Center [Member] | Somerset, NJ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	906
Initial Cost, Buildings and Improvements	10,466
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	906
Gross Amount Carried at Close of Period, Buildings and Improvements	10,466
Gross Amount Carried at Close of Period, Total	11,372
Accumulated Depreciation	769
Integris Lakeside Women's Hospital [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	2,002
Initial Cost, Buildings and Improvements	15,384
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	2,002
Gross Amount Carried at Close of Period, Buildings and Improvements	15,384
Gross Amount Carried at Close of Period, Total	17,386
Accumulated Depreciation	1,012
AT&T Hawthorne Data Center [Member] | Hawthorne, CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	39,749
Initial Cost, Land	16,498
Initial Cost, Buildings and Improvements	57,312
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	16,498
Gross Amount Carried at Close of Period, Buildings and Improvements	57,312
Gross Amount Carried at Close of Period, Total	73,810
Accumulated Depreciation	3,340
McLean I [Member] | McLean, VA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,460
Initial Cost, Land	31,554
Initial Cost, Buildings and Improvements	4,930
Cost Capitalized Subsequent to Acquisition	330
Gross Amount Carried at Close of Period, Land	31,554
Gross Amount Carried at Close of Period, Buildings and Improvements	5,260
Gross Amount Carried at Close of Period, Total	36,814
Accumulated Depreciation	311
McLean II [Member] | McLean, VA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	27,540
Initial Cost, Land	20,392
Initial Cost, Buildings and Improvements	22,727
Cost Capitalized Subsequent to Acquisition	105
Gross Amount Carried at Close of Period, Land	20,392
Gross Amount Carried at Close of Period, Buildings and Improvements	22,832
Gross Amount Carried at Close of Period, Total	43,224
Accumulated Depreciation	1,294
Select Medical Rehabilitation Facility [Member] | Marlton, NJ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	31,790
Initial Cost, Land	0
Initial Cost, Buildings and Improvements	57,154
Cost Capitalized Subsequent to Acquisition	5
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Buildings and Improvements	57,159
Gross Amount Carried at Close of Period, Total	57,159
Accumulated Depreciation	3,038
Andover Data Center II [Member] | Andover, MA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	6,566
Initial Cost, Buildings and Improvements	28,072
Cost Capitalized Subsequent to Acquisition	511
Gross Amount Carried at Close of Period, Land	6,566
Gross Amount Carried at Close of Period, Buildings and Improvements	28,583
Gross Amount Carried at Close of Period, Total	35,149
Accumulated Depreciation	1,695
Grand Rapids Healthcare Facility [Member] | Grand Rapids, MI [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	30,450
Initial Cost, Land	2,533
Initial Cost, Buildings and Improvements	39,487
Cost Capitalized Subsequent to Acquisition	43
Gross Amount Carried at Close of Period, Land	2,533
Gross Amount Carried at Close of Period, Buildings and Improvements	39,530
Gross Amount Carried at Close of Period, Total	42,063
Accumulated Depreciation	2,628
Corpus Christi Surgery Center [Member] | Corpus Christi, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	975
Initial Cost, Buildings and Improvements	4,963
Cost Capitalized Subsequent to Acquisition	462
Gross Amount Carried at Close of Period, Land	1,002
Gross Amount Carried at Close of Period, Buildings and Improvements	5,398
Gross Amount Carried at Close of Period, Total	6,400
Accumulated Depreciation	296
Chicago Data Center II [Member] | Downers Grove, IL [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,329
Initial Cost, Buildings and Improvements	29,940
Cost Capitalized Subsequent to Acquisition	(545)
Gross Amount Carried at Close of Period, Land	1,358
Gross Amount Carried at Close of Period, Buildings and Improvements	29,366
Gross Amount Carried at Close of Period, Total	30,724
Accumulated Depreciation	1,528
Blythewood Data Center [Member] | Blythewood, SC [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	612
Initial Cost, Buildings and Improvements	17,714
Cost Capitalized Subsequent to Acquisition	27
Gross Amount Carried at Close of Period, Land	634
Gross Amount Carried at Close of Period, Buildings and Improvements	17,719
Gross Amount Carried at Close of Period, Total	18,353
Accumulated Depreciation	909
Tempe Data Center [Member] | Tempe, AZ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	2,997
Initial Cost, Buildings and Improvements	11,991
Cost Capitalized Subsequent to Acquisition	92
Gross Amount Carried at Close of Period, Land	2,997
Gross Amount Carried at Close of Period, Buildings and Improvements	12,083
Gross Amount Carried at Close of Period, Total	15,080
Accumulated Depreciation	613
Aurora Healthcare Facility [Member] | Aurora, IL [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	973
Initial Cost, Buildings and Improvements	9,632
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	973
Gross Amount Carried at Close of Period, Buildings and Improvements	9,632
Gross Amount Carried at Close of Period, Total	10,605
Accumulated Depreciation	466
Norwalk Data Center [Member] | Norwalk, CT [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	34,200
Initial Cost, Land	10,125
Initial Cost, Buildings and Improvements	43,360
Cost Capitalized Subsequent to Acquisition	53
Gross Amount Carried at Close of Period, Land	10,125
Gross Amount Carried at Close of Period, Buildings and Improvements	43,413
Gross Amount Carried at Close of Period, Total	53,538
Accumulated Depreciation	1,986
Texas Rehab - Austin [Member] | Austin, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,881
Initial Cost, Land	1,368
Initial Cost, Buildings and Improvements	32,039
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,368
Gross Amount Carried at Close of Period, Buildings and Improvements	32,039
Gross Amount Carried at Close of Period, Total	33,407
Accumulated Depreciation	1,545
Texas Rehab - Allen [Member] | Allen, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,150
Initial Cost, Land	857
Initial Cost, Buildings and Improvements	20,582
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	857
Gross Amount Carried at Close of Period, Buildings and Improvements	20,582
Gross Amount Carried at Close of Period, Total	21,439
Accumulated Depreciation	993
Texas Rehab - Beaumont [Member] | Beaumont, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,869
Initial Cost, Land	946
Initial Cost, Buildings and Improvements	8,372
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	946
Gross Amount Carried at Close of Period, Buildings and Improvements	8,372
Gross Amount Carried at Close of Period, Total	9,318
Accumulated Depreciation	406
Texas Rehab - San Antonio [Member] | San Antonio, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,500
Initial Cost, Land	1,813
Initial Cost, Buildings and Improvements	11,706
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,813
Gross Amount Carried at Close of Period, Buildings and Improvements	11,706
Gross Amount Carried at Close of Period, Total	13,519
Accumulated Depreciation	489
Charlotte Data Center II [Member] | Charlotte, NC [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	372
Initial Cost, Buildings and Improvements	17,131
Cost Capitalized Subsequent to Acquisition	2,917
Gross Amount Carried at Close of Period, Land	372
Gross Amount Carried at Close of Period, Buildings and Improvements	20,048
Gross Amount Carried at Close of Period, Total	20,420
Accumulated Depreciation	717
250 Williams Atlanta Data Center [Member] | Atlanta, GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	116,200
Initial Cost, Land	19,159
Initial Cost, Buildings and Improvements	129,778
Cost Capitalized Subsequent to Acquisition	1,792
Gross Amount Carried at Close of Period, Land	19,159
Gross Amount Carried at Close of Period, Buildings and Improvements	131,570
Gross Amount Carried at Close of Period, Total	150,729
Accumulated Depreciation	7,293
Sunnyvale Data Center [Member] | Sunnyvale, CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	10,013
Initial Cost, Buildings and Improvements	24,709
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	10,013
Gross Amount Carried at Close of Period, Buildings and Improvements	24,709
Gross Amount Carried at Close of Period, Total	34,722
Accumulated Depreciation	980
Cincinnati Data Center [Member] | Cincinnati, OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,556
Initial Cost, Buildings and Improvements	8,966
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,556
Gross Amount Carried at Close of Period, Buildings and Improvements	8,966
Gross Amount Carried at Close of Period, Total	10,522
Accumulated Depreciation	386
Silverdale Healthcare Facility [Member] | Silverdale, WA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,530
Initial Cost, Buildings and Improvements	7,506
Cost Capitalized Subsequent to Acquisition	15
Gross Amount Carried at Close of Period, Land	1,530
Gross Amount Carried at Close of Period, Buildings and Improvements	7,521
Gross Amount Carried at Close of Period, Total	9,051
Accumulated Depreciation	314
Silverdale Healthcare Facility II [Member] | Silverdale, WA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,542
Initial Cost, Buildings and Improvements	4,981
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,542
Gross Amount Carried at Close of Period, Buildings and Improvements	4,981
Gross Amount Carried at Close of Period, Total	6,523
Accumulated Depreciation	216
King of Prussia Data Center [Member] | King of Prussia, PA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,239
Initial Cost, Land	1,015
Initial Cost, Buildings and Improvements	17,413
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,015
Gross Amount Carried at Close of Period, Buildings and Improvements	17,413
Gross Amount Carried at Close of Period, Total	18,428
Accumulated Depreciation	581
Tempe Data Center II [Member] | Tempe, AZ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	0
Initial Cost, Buildings and Improvements	15,803
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Buildings and Improvements	15,803
Gross Amount Carried at Close of Period, Total	15,803
Accumulated Depreciation	534
Houston Data Center [Member] | Houston, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	48,607
Initial Cost, Land	10,082
Initial Cost, Buildings and Improvements	101,051
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	10,082
Gross Amount Carried at Close of Period, Buildings and Improvements	101,051
Gross Amount Carried at Close of Period, Total	111,133
Accumulated Depreciation	2,884
Saginaw Healthcare Facility [Member] | Saginaw, MI [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,251
Initial Cost, Buildings and Improvements	15,878
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,251
Gross Amount Carried at Close of Period, Buildings and Improvements	15,878
Gross Amount Carried at Close of Period, Total	17,129
Accumulated Depreciation	586
Elgin Data Center [Member] | Elgin, IL [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,651
Initial Cost, Land	1,067
Initial Cost, Buildings and Improvements	7,861
Cost Capitalized Subsequent to Acquisition	(421)
Gross Amount Carried at Close of Period, Land	1,067
Gross Amount Carried at Close of Period, Buildings and Improvements	7,440
Gross Amount Carried at Close of Period, Total	8,507
Accumulated Depreciation	210
Oklahoma City Data Center [Member] | Oklahoma City, OK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,868
Initial Cost, Buildings and Improvements	44,253
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,868
Gross Amount Carried at Close of Period, Buildings and Improvements	44,253
Gross Amount Carried at Close of Period, Total	46,121
Accumulated Depreciation	1,185
Rancho Cordova Data Center I [Member] | Rancho Cordova, CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,760
Initial Cost, Buildings and Improvements	32,109
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,760
Gross Amount Carried at Close of Period, Buildings and Improvements	32,109
Gross Amount Carried at Close of Period, Total	33,869
Accumulated Depreciation	647
Rancho Cordova Data Center II [Member] | Rancho Cordova, CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,943
Initial Cost, Buildings and Improvements	10,340
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,943
Gross Amount Carried at Close of Period, Buildings and Improvements	10,340
Gross Amount Carried at Close of Period, Total	12,283
Accumulated Depreciation	213
Carrollton Healthcare Facility [Member] | Carrollton, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,995
Initial Cost, Buildings and Improvements	5,870
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,995
Gross Amount Carried at Close of Period, Buildings and Improvements	5,870
Gross Amount Carried at Close of Period, Total	7,865
Accumulated Depreciation	115
Oceans Katy Behavioral Health Hospital [Member] | Katy, TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	1,443
Initial Cost, Buildings and Improvements	12,114
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,443
Gross Amount Carried at Close of Period, Buildings and Improvements	12,114
Gross Amount Carried at Close of Period, Total	13,557
Accumulated Depreciation	170
San Jose Data Center [Member] | San Jose, CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	12,205
Initial Cost, Buildings and Improvements	34,309
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	12,205
Gross Amount Carried at Close of Period, Buildings and Improvements	34,309
Gross Amount Carried at Close of Period, Total	46,514
Accumulated Depreciation	477
Indianola Healthcare I [Member] | Indianola, IA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	330
Initial Cost, Buildings and Improvements	5,698
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	330
Gross Amount Carried at Close of Period, Buildings and Improvements	5,698
Gross Amount Carried at Close of Period, Total	6,028
Accumulated Depreciation	45
Indianola Healthcare II [Member] | Indianola, IA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	709
Initial Cost, Buildings and Improvements	6,061
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	709
Gross Amount Carried at Close of Period, Buildings and Improvements	6,061
Gross Amount Carried at Close of Period, Total	6,770
Accumulated Depreciation	50
Canton Data Center [Member] | Canton, OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	345
Initial Cost, Buildings and Improvements	8,268
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	345
Gross Amount Carried at Close of Period, Buildings and Improvements	8,268
Gross Amount Carried at Close of Period, Total	8,613
Accumulated Depreciation	45
Benton Healthcare I (Benton) [Member] | Benton, AR [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	0
Initial Cost, Buildings and Improvements	19,048
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Buildings and Improvements	19,048
Gross Amount Carried at Close of Period, Total	19,048
Accumulated Depreciation	108
Benton Healthcare II (Bryant) [Member] | Bryant, AR [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	930
Initial Cost, Buildings and Improvements	3,539
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	930
Gross Amount Carried at Close of Period, Buildings and Improvements	3,539
Gross Amount Carried at Close of Period, Total	4,469
Accumulated Depreciation	22
Benton Healthcare III (Benton) [Member] | Benton, AR [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	0
Initial Cost, Buildings and Improvements	1,647
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	0
Gross Amount Carried at Close of Period, Buildings and Improvements	1,647
Gross Amount Carried at Close of Period, Total	1,647
Accumulated Depreciation	10
Benton Healthcare IV (Hot Springs) [Member] | Hot Springs, AR [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	384
Initial Cost, Buildings and Improvements	2,077
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	384
Gross Amount Carried at Close of Period, Buildings and Improvements	2,077
Gross Amount Carried at Close of Period, Total	2,461
Accumulated Depreciation	13
Clive Healthcare Facility [Member] | Clive, IA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	336
Initial Cost, Buildings and Improvements	22,332
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	336
Gross Amount Carried at Close of Period, Buildings and Improvements	22,332
Gross Amount Carried at Close of Period, Total	22,668
Accumulated Depreciation	87
Valdosta Healthcare I [Member] | Valdosta, GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	659
Initial Cost, Buildings and Improvements	5,626
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	659
Gross Amount Carried at Close of Period, Buildings and Improvements	5,626
Gross Amount Carried at Close of Period, Total	6,285
Accumulated Depreciation	22
Valdosta Healthcare II [Member] | Valdosta, GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost, Land	471
Initial Cost, Buildings and Improvements	2,780
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	471
Gross Amount Carried at Close of Period, Buildings and Improvements	2,780
Gross Amount Carried at Close of Period, Total	3,251
Accumulated Depreciation	$ 11